INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current tax expense		$ 210	$ 70	[1]
Deferred tax expense
Origination and reversal of temporary differences		393	368
Tax rate changes on deferred tax balances	$ (305)	(345)	(1)
(Increase) decrease in tax loss carry forward		(222)	27
For the years ended December 31		(174)	394	[1]
Income tax expense		$ 36	$ 464	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.